TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure Of Trade Receivable Explanatory

	At December 31,
	2022	2021
	(In thousands of US$)
Accounts Receivable	10,563	10,853
Notes Receivable	1,651	1,599
Trade and other receivables	12,214	12,452
Current	10,543	10,527
Non-current	1,671	1,925